Content Assets, Net - Schedule of Amortization Amount of Content Asset (Details)	Dec. 31, 2025 USD ($)
Schedule of Amortization Amount of Content Asset [Abstract]
For the year ending December 31, 2026	$ 1,058,200
For the year ending December 31, 2027	21,600
Total	$ 1,079,800